Equity - Capital stock structure (Details) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2023 shareholder
Disclosure of classes of share capital [line items]
Number of shareholders	2,276
Percentage of equity interest	100.00%
Up to 1.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	2,273
Percentage of equity interest	5.86%
From 1.01 to 20.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	1
Percentage of equity interest	19.58%
From 20.01 to 30.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	1
Percentage of equity interest	21.00%
From 30.01 to 60.00 [Member]
Disclosure of classes of share capital [line items]
Number of shareholders	1
Percentage of equity interest	53.56%